Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Retail Class
Account Value [Line Items]
Account Value	$ 25,295	$ 22,089	$ 17,414	$ 26,248	$ 20,558	$ 14,520	$ 10,203	$ 11,370	$ 10,496		$ 9,493	$ 10,000
Institutional Class
Account Value [Line Items]
Account Value	250,074	217,432	170,799	256,228	199,902	140,534	98,183	108,885	100,000	$ 100,000
Retail Class
Account Value [Line Items]
Account Value	35,515	31,070	22,571	31,147	22,646	14,959	10,393	12,343	11,352		9,291	10,000
Institutional Class
Account Value [Line Items]
Account Value	327,861	285,435	206,289	282,683	204,202	134,028	92,570	109,363	100,000	100,000
Retail Class
Account Value [Line Items]
Account Value	30,922	27,423	25,949	37,247	33,563	19,587	12,682	13,368	11,949		9,104	10,000
Institutional Class
Account Value [Line Items]
Account Value	$ 270,860	238,703	225,510	321,346	287,576	166,699	107,333	112,480	100,000	100,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327		10,048	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 29,803	24,408	19,392	26,463	23,475	17,314	12,780	13,418	10,711		9,980	10,000
S&P MidCap 400 Growth [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Growth
Account Value	$ 25,196	22,115	18,993	21,847	17,511	15,407	12,208	13,730	11,811		9,782	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 287,827	232,479	184,571	228,449	181,797	150,385	114,781	121,131	100,000	100,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 278,235	227,869	181,039	247,055	219,160	161,638	119,317	125,268	100,000	100,000
S&P MidCap 400 Growth [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Growth
Account Value	$ 213,320	187,240	160,808	184,966	148,257	130,440	103,360	116,244	100,000	100,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327		10,048	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 21,772	18,906	15,933	21,636	21,040	15,628	12,163	13,411	10,978		9,862	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 287,827	232,479	184,571	228,449	181,797	150,385	114,781	121,131	100,000	100,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 198,320	172,221	145,140	197,087	191,654	142,354	110,795	122,167	100,000	100,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327		10,048	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 21,772	18,906	15,933	21,636	21,040	15,628	12,163	13,411	10,978		$ 9,862	$ 10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 287,827	232,479	184,571	228,449	181,797	150,385	114,781	121,131	100,000	100,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 198,320	$ 172,221	$ 145,140	$ 197,087	$ 191,654	$ 142,354	$ 110,795	$ 122,167	$ 100,000	$ 100,000